Income Taxes	1 Months Ended	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Income Tax
Note J—Income Taxes
The Predecessor was established and taxed as a partnership, and therefore, was not generally subject to federal, state and local corporate income taxes. The tax attributes of the Predecessor are reported on each members’ respective income tax return. Consequently, the provision for income tax provided in the accompanying financial statements arose in states that assess income tax at the entity level.
The Successor is established as a limited liability company and has elected to be taxed as a corporation for federal, state, and local income tax purposes.
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“
CARES Act
”) was enacted in response to the
COVID-19
pandemic. The CARES Act made various tax law changes including, among other things, (i) increasing certain limitations to permit additional expensing of interest (ii) allowing qualified improvement property to be immediately expensed (iii) made modifications to the federal net operating loss rules including permitting federal net operating losses incurred in 2018, 2019, and 2020 to be carried back to the five preceding taxable years in order to generate a refund of previously paid income taxes, and (iv) enhanced recoverability of alternative minimum tax credit carryforwards. Under ASC 740, the effects of changes in tax rates and laws are recognized in the period in which the new legislation is enacted. The income tax provisions of the CARES Act had limited applicability to the Company and did not have a material impact on the Company’s combined financial statements.
The components of income tax expense (benefit) were as follows:

	Successor	Predecessor
	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year ended December 31, 2019		Year ended December 31, 2018
Income tax (benefit) expense
Federal:
Current	$—	$—	$		$—
Deferred	(2,047)	—		—	—

	(2,047)	—		—	—
State:
Current	4	11		11	5
Deferred	(590)	(8)		(2)	7

	(586)	3		9	12

Income tax (benefit) expense	$(2,663)	$3		$9	$12

The following is the reconciliation of the amounts computed using the federal statutory income tax rate and the amounts computed using the effective income tax rate:

	Successor	Predecessor
	Period from May 22, 2020 through December 31, 2020	Period from January 1, 2020 through October 22, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Tax (benefit) expense at federal statutory rates	$(2,199)	$—	$—	$—
State income tax, net of federal tax benefit	(628)	3	9	12
Transaction expenses	119	—	—	—
Other Permanent Differences	75	—	—	—

Income tax (benefit) expense	$(2,633)	$3	$9	$12

The components of net deferred tax liabilities are as follows:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$891	$—
Interest carryforwards	161	—
Accrued expenses	86	—
Deferred rent	20	—
Other assets	20	—

Total deferred tax assets	1,178	—
Valuation allowance	—	—

Net deferred tax assets	1,178	—
Deferred tax liabilities:
Depreciation and amortization	204	—
Prepaid expenses	137	—
Deferred revenue	43	19

Total deferred tax liabilities	384	19

Net deferred tax assets (liabilities)	$794	$(19)

As of December 31, 2020, the Company has $3,293 of U.S. federal net operating losses, all of which can be carried forward indefinitely.
As of December 31, 2020, the Company has $4,290 of U.S. state net operating losses which will begin to expire in 2031.
A valuation allowance is provided for deferred income tax assets when it is more likely than not that future tax benefits will not be realized. The Company assesses whether a valuation allowance should be established against deferred tax assets based upon consideration of all available evidence, both positive and negative, using a more likely than not standard. This assessment considers, among other matters, forecasts of future profitability, the duration of statutory carryforward periods, the Company’s experience with tax attributes expiring, impacts of enacted changes in tax laws and tax planning strategies, and the taxable income generated through the future reversals of deferred tax liabilities. In making such judgments, significant weight is given to evidence that can be objectively verified. After analyzing all available evidence, the Company determined it was more likely than it would be able to utilize all its deferred tax assets.

Note H – Income Taxes
The effective tax rates were as follows:

	Successor				Predecessor
	Three months ended September 30, 2021	Three months ended September 30, 2020	Nine months ended September 30, 2021	Period from May 22, 2020 through September 30, 2020	Three months ended September 30, 2020	Nine months ended September 30, 2020
Effective tax rate	29.7%	(23.7)%	27.3%	25.7%	0.0%	0.1%
The Successor is established as a limited liability company and has elected to be taxed as a corporation for federal, state, and local income tax purposes. The effective tax rate for the three months ended September 30, 2021, three months ended September 30, 2020 (Successor) nine months ended September 30, 2021 and the period from May 22 through September 30, 2020 (Successor) differs from the U.S. federal income tax rate of 21.0% primarily due to state and local corporate income taxes, offset by non-deductible
expenses.
The Predecessor was established and taxed as a partnership, and therefore, was not generally subject to federal, state and local corporate income taxes. The effective tax rate for the nine months ended
September 30, 2020 (Predecessor) differs from the U.S. federal income tax rate of 0.0% due to state and local income taxes. The effective tax rate for the three months ended September 30, 2020 (Predecessor) differs from the effective tax rate for the nine months ended September 30, 2020 (Predecessor) due to changes in state and local corporate income tax rates.

GigCapital4, Inc
Income Tax
7. INCOME TAX
The sources of loss before provision for income taxes are as follows for the period from December 4, 2020 (date of inception) through December 31, 2020:

Period from December 4, 2020 (date of inception) through December 31, 2020
Domestic	$(34,096)
Foreign	—

Total	$(34,096)

There was no provision for income taxes for the period from December 4, 2020 (date of inception) through December 31, 2020.
Reconciliation of the federal statutory income tax rate to the effective income tax rate is as follows:

Period from December 4, 2020 (date of inception) through December 31, 2020
Statutory income tax benefit	$(7,160)
State income taxes, net of federal	(2,381)
Valuation allowance on start-up costs	9,541

Provision for income taxes	$—

For the
period from December 4, 2020 (date of inception) through December 31, 2020, the effective tax rate differs from the U.S. statutory rate primarily due to the valuation allowance on the start-up
costs and tax expense associated with nondeductible permanent adjustments.
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets as of December 31, 2020 were as follows:

December 31, 2020
Deferred Tax Assets:
Start-up costs	$9,541
Valuation allowance	(9,541)

Net deferred tax assets	$—

As of December 31, 2020, the Company has recorded a valuation allowance of $9,541 to offset deferred tax assets related to its start-up
costs. As of December 31, 2020, the Company has no unrecognized tax benefits for which a liability should be recorded. The Company records interest and penalties associated with unrecognized tax benefits as a component of tax expense. As of December 31, 2020, the Company has not accrued interest or penalties on unrecognized tax benefits, as there is no position recorded as of 2020. No changes to the uncertain tax position balance are anticipated within the next 12 months and are not expected to materially impact the financial statements.